Debt Instruments - Breakdown by origin of issuer (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instruments
Financial assets	€ 184,596	€ 191,124	€ 199,351
Financial assets (as a percent)		100.00%	100.00%
Debt instruments
Debt Instruments
Financial assets	€ 184,596	€ 191,124	€ 199,351
Financial assets (as a percent)	100.00%	100.00%	100.00%
Private fixed income
Debt Instruments
Financial assets	€ 35,108	€ 40,677	€ 40,741
Public fixed income
Debt Instruments
Financial assets	149,488	150,447	158,610
SPAIN | Debt instruments
Debt Instruments
Financial assets	€ 45,688	€ 55,236	€ 64,458
Financial assets (as a percent)	24.75%	28.90%	32.33%
SPAIN | Private fixed income
Debt Instruments
Financial assets	€ 3,634	€ 4,748	€ 5,272
SPAIN | Public fixed income
Debt Instruments
Financial assets	42,054	50,488	59,186
UK | Debt instruments
Debt Instruments
Financial assets	€ 15,285	€ 15,127	€ 15,056
Financial assets (as a percent)	8.28%	7.91%	7.55%
UK | Private fixed income
Debt Instruments
Financial assets	€ 3,806	€ 5,615	€ 4,339
UK | Public fixed income
Debt Instruments
Financial assets	11,479	9,512	10,717
PORTUGAL | Debt instruments
Debt Instruments
Financial assets	€ 10,542	€ 10,606	€ 11,864
Financial assets (as a percent)	5.71%	5.55%	5.95%
PORTUGAL | Private fixed income
Debt Instruments
Financial assets	€ 2,979	€ 3,663	€ 3,972
PORTUGAL | Public fixed income
Debt Instruments
Financial assets	7,563	6,943	7,892
ITALY | Debt instruments
Debt Instruments
Financial assets	€ 5,004	€ 3,991	€ 8,458
Financial assets (as a percent)	2.71%	2.09%	4.24%
ITALY | Private fixed income
Debt Instruments
Financial assets	€ 1,384	€ 857	€ 1,287
ITALY | Public fixed income
Debt Instruments
Financial assets	3,620	3,134	7,171
IRELAND | Debt instruments
Debt Instruments
Financial assets	€ 2,389	€ 4,545	€ 3,149
Financial assets (as a percent)	1.29%	2.38%	1.58%
IRELAND | Private fixed income
Debt Instruments
Financial assets	€ 2,387	€ 4,543	€ 3,147
IRELAND | Public fixed income
Debt Instruments
Financial assets	2	2	2
POLAND | Debt instruments
Debt Instruments
Financial assets	€ 9,821	€ 11,172	€ 7,391
Financial assets (as a percent)	5.32%	5.85%	3.71%
POLAND | Private fixed income
Debt Instruments
Financial assets	€ 460	€ 683	€ 772
POLAND | Public fixed income
Debt Instruments
Financial assets	9,361	10,489	6,619
Other European Countries | Debt instruments
Debt Instruments
Financial assets	€ 8,970	€ 7,619	€ 8,928
Financial assets (as a percent)	4.86%	3.99%	4.48%
Other European Countries | Private fixed income
Debt Instruments
Financial assets	€ 7,186	€ 6,101	€ 7,195
Other European Countries | Public fixed income
Debt Instruments
Financial assets	1,784	1,518	1,733
UNITED STATES | Debt instruments
Debt Instruments
Financial assets	€ 21,524	€ 17,195	€ 19,656
Financial assets (as a percent)	11.66%	9.00%	9.86%
UNITED STATES | Private fixed income
Debt Instruments
Financial assets	€ 5,915	€ 6,833	€ 7,986
UNITED STATES | Public fixed income
Debt Instruments
Financial assets	15,609	10,362	11,670
BRAZIL | Debt instruments
Debt Instruments
Financial assets	€ 40,844	€ 41,868	€ 39,669
Financial assets (as a percent)	22.13%	21.91%	19.90%
BRAZIL | Private fixed income
Debt Instruments
Financial assets	€ 5,808	€ 5,285	€ 4,729
BRAZIL | Public fixed income
Debt Instruments
Financial assets	35,036	36,583	34,940
MEXICO | Debt instruments
Debt Instruments
Financial assets	€ 13,942	€ 11,845	€ 9,939
Financial assets (as a percent)	7.55%	6.20%	4.99%
MEXICO | Private fixed income
Debt Instruments
Financial assets	€ 708	€ 520	€ 461
MEXICO | Public fixed income
Debt Instruments
Financial assets	13,234	11,325	9,478
CHILE | Debt instruments
Debt Instruments
Financial assets	€ 4,869	€ 2,808	€ 4,133
Financial assets (as a percent)	2.64%	1.47%	2.07%
CHILE | Private fixed income
Debt Instruments
Financial assets	€ 50	€ 79	€ 62
CHILE | Public fixed income
Debt Instruments
Financial assets	4,819	2,729	4,071
Other American Countries | Debt instruments
Debt Instruments
Financial assets	€ 1,700	€ 2,486	€ 1,668
Financial assets (as a percent)	0.92%	1.30%	0.84%
Other American Countries | Private fixed income
Debt Instruments
Financial assets	€ 605	€ 1,111	€ 755
Other American Countries | Public fixed income
Debt Instruments
Financial assets	1,095	1,375	913
Rest of World | Debt instruments
Debt Instruments
Financial assets	€ 4,018	€ 6,626	€ 4,982
Financial assets (as a percent)	2.18%	3.47%	2.50%
Rest of World | Private fixed income
Debt Instruments
Financial assets	€ 186	€ 639	€ 764
Rest of World | Public fixed income
Debt Instruments
Financial assets	€ 3,832	€ 5,987	€ 4,218